Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring
Restructuring

Note 3: Restructuring

Restructuring Charges and Reversal of Restructuring Accruals

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

		Pretax Benefit (Charge)
(in millions)	Approximate Number of Employees	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Three months ended September 30, 2013
Restructuring charges	100	$(1.8)	$(3.6)	$(0.6)	$(4.1)	$(10.1)
Restructuring accrual reversals		1.2	0.2	0.6	0.3	2.3
Total pretax charge, net of reversals		$(0.6)	$(3.4)	$—	$(3.8)	$(7.8)

Nine months ended September 30, 2013
Restructuring charges	460	$(16.9)	$(8.5)	$(1.4)	$(22.4)	$(49.2)
Restructuring accrual reversals		1.9	0.2	0.6	0.5	3.2
Total pretax charge, net of reversals		$(15.0)	$(8.3)	$(0.8)	$(21.9)	$(46.0)

Three months ended September 30, 2012
Restructuring charges	10	$(4.4)	$—	$(1.7)	$(1.2)	$(7.3)
Restructuring accrual reversals		—	—	0.1	—	0.1
Total pretax charge, net of reversals		$(4.4)	$—	$(1.6)	$(1.2)	$(7.2)

Nine months ended September 30, 2012
Restructuring charges	580	$(7.4)	$—	$(17.8)	$(2.0)	$(27.2)
Restructuring accrual reversals		1.0	—	0.8	1.3	3.1
Total pretax charge, net of reversals		$(6.4)	$—	$(17.0)	$(0.7)	$(24.1)

The Company recorded restructuring charges during the three and nine months ended September 30, 2013 in connection with management’s alignment of the business with strategic objectives and cost savings initiatives as well as refinements of estimates.  During the nine months ended September 30, 2013, the Company also recorded restructuring charges in connection with the departure of executive officers.  The Company expects to record additional charges in 2013 associated with the alignment of the business with strategic objectives and cost savings initiatives.

The Company recorded restructuring charges during the nine months ended September 30, 2012 primarily related to employee reduction and certain employee relocation efforts in Germany.  Additional restructuring charges were recorded in 2012 in connection with management’s alignment of the business with strategic objectives as well as refinements of estimates.

The following table summarizes the Company’s utilization of restructuring accruals for the nine months ended September 30, 2013:

(in millions)	Employee Severance
Remaining accrual as of January 1, 2013	$13.1
Expense provision	49.2
Cash payments and other	(30.3)
Changes in estimates	(3.2)
Remaining accrual as of September 30, 2013	$28.8

Note 2: Restructuring

The Company recorded restructuring charges during the three years ended December 31, 2012. Restructuring accruals are reviewed each period and balances in excess of anticipated requirements are reversed through the same Consolidated Statements of Operations caption in which they were originally recorded. Such reversals resulted from the favorable resolution of contingencies and changes in facts and circumstances.

A summary of net pretax benefits (charges), incurred by segment, for each period is as follows:

	Pretax Benefit (Charge)
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Year ended December 31, 2012
Restructuring charges	$(7.5)	$—	$(18.5)	$(2.2)	$(28.2)
Restructuring accrual reversals	1.0	—	2.8	1.3	5.1
Total pretax charge, net of reversals	$(6.5)	$—	$(15.7)	$(0.9)	$(23.1)

Year ended December 31, 2011
Restructuring charges	$(2.8)	$(10.5)	$(34.2)	$(3.8)	$(51.3)
Restructuring accrual reversals	1.1	—	2.5	1.3	4.9
Total pretax charge, net of reversals	$(1.7)	$(10.5)	$(31.7)	$(2.5)	$(46.4)

Year ended December 31, 2010
Restructuring charges	$(20.3)	$(11.3)	$(28.2)	$(27.7)	$(87.5)
Restructuring accrual reversals	0.7	0.8	10.9	3.1	15.5
Total pretax charge, net of reversals	$(19.6)	$(10.5)	$(17.3)	$(24.6)	$(72.0)

2012. The Company recorded restructuring charges during 2012 primarily related to employee reduction and certain employee relocation efforts in Germany. The Company expects to record approximately $2 million of additional restructuring charges in 2013 in connection with the restructuring event in Germany. Additional restructuring charges were recorded in 2012 in connection with management’s alignment of the business with strategic objectives as well as refinements of estimates. Approximately 650 employees were impacted by the 2012 restructurings. The Company expects to record additional restructuring charges in 2013 associated with similar events and the departure of executive officers.

2011. The 2011 restructurings resulted from the elimination of management and other positions, approximately 750 employees, as part of the Company aligning the business with strategic objectives. Partially offsetting the charges were reversals of excess 2009 and 2010 restructuring accruals as well as reversals resulting from the refinement of 2011 estimates.

2010. The 2010 restructurings resulted from the elimination of management and other positions, approximately 1,200 employees, as part of the Company aligning the business with strategic objectives as well as domestic site consolidations and the reorganization of executive officers. Partially offsetting the charges were reversals of excess 2008 and 2009 restructuring accruals as well as reversals resulting from the refinement of 2010 estimates.

The following table summarizes the Company’s utilization of restructuring accruals for the years ended December 31, 2011 and 2012:

(in millions)	Employee Severance	Facility Closure
Remaining accrual as of January 1, 2011	$38.7	$0.2
Expense provision	45.0	6.3
Cash payments and other	(62.2)	(5.5)
Changes in estimates	(4.8)	(0.1)
Remaining accrual as of December 31, 2011	16.7	0.9
Expense provision	28.2	—
Cash payments and other	(26.8)	(0.8)
Changes in estimates	(5.0)	(0.1)
Remaining accrual as of December 31, 2012	$13.1	$—